Themes Silver Miners ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Materials - 99.8% (a)
AbraSilver Resource Corp. (b)	19,394	$150,907
Americas Gold & Silver Corp. (b)	29,776	152,725
Andean Silver Ltd. (b)	22,990	37,282
Avino Silver & Gold Mines Ltd. (b)	3,037	18,896
Aya Gold & Silver, Inc. (b)	17,026	243,627
Baiyin Nonferrous Group Co. Ltd. - Class A	1,200	1,005
Coeur Mining, Inc. (b)	12,687	226,209
Discovery Silver Corp. (b)	56,092	342,466
Endeavour Silver Corp. (b)	35,525	333,935
First Majestic Silver Corp.	44,152	736,644
Fortuna Mining Corp. (b)	811	7,947
Freeport-McMoRan, Inc.	3,794	192,697
Fresnillo PLC	11,020	495,244
GoGold Resources, Inc. (b)	50,229	106,493
Hecla Mining Co.	11,811	226,653
Hochschild Mining PLC	6,282	43,482
Industrias Penoles SAB de CV (b)	16,704	878,209
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. - Class A	2,100	10,698
Jiangxi Copper Co. Ltd. - Class A	2,200	17,290
Jiangxi Copper Co. Ltd. - Class H	18,016	99,262
KGHM Polska Miedz SA (b)	2,425	189,677
MMG Ltd. (b)	10,510	11,843
Newmont Corp.	7,472	746,079
OR Royalties, Inc.	3,718	131,703
Pan American Silver Corp.	6,639	343,967
Shandong Gold Mining Co. Ltd. - Class A	600	3,324
Shandong Gold Mining Co. Ltd. - Class H (c)	2,612	11,612
Silvercorp Metals, Inc.	29,281	244,906
Southern Copper Corp.	1,615	231,675
SSR Mining, Inc. (b)	4,010	87,899
Teck Resources Ltd. - Class B	1,198	57,354
Triple Flag Precious Metals Corp.	7,169	238,227
Vizsla Silver Corp. (b)	45,900	251,479
Wheaton Precious Metals Corp.	4,042	475,187
Yunnan Chihong Zinc&Germanium Co. Ltd.	800	837
Zhuzhou Smelter Group Co. Ltd. - Class A (b)	200	461
Zijin Mining Group Co. Ltd. - Class A	13,400	66,097
Zijin Mining Group Co. Ltd. - Class H	64,969	297,685
TOTAL COMMON STOCKS (Cost $5,969,067)		7,711,683

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	20,084	20,084
TOTAL MONEY MARKET FUNDS (Cost $20,084)		20,084

TOTAL INVESTMENTS - 100.1% (Cost $5,989,151)		7,731,767
Liabilities in Excess of Other Assets - (0.1)%		(4,208)
TOTAL NET ASSETS - 100.0%		$7,727,559

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $11,612 or 0.2% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes Silver Miners ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$7,711,683	$–	$–	$7,711,683
Money Market Funds	20,084	–	–	20,084
Total Investments	$7,731,767	$–	$–	$7,731,767

Refer to the Schedule of Investments for further disaggregation of investment categories.